Cash and Cash Equivalents - Additional Information (Detail) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Disclosure of cash and cash equivalents [line items]
Restricted cash		$ 465,000
Bottom of Range [member]
Disclosure of cash and cash equivalents [line items]
Interest rate	0.00%	0.00%
Top of Range [member]
Disclosure of cash and cash equivalents [line items]
Interest rate	1.15%	0.40%